Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income	$ (3,960)	$ 3,609	$ 7,990
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	2,866	2,866	2,866
Amortization of deferred charges	40	40	40
Gain on termination of funding agreement	0	0	(4,523)
Changes in operating assets and liabilities:
Inventories	(1,254)	0	0
Other current assets	(320)	0	0
Accrued expenses and other current liabilities	(106)	(134)	(520)
Related party balances	(1,469)	50	504
Net cash (used in) provided by operating activities	(4,203)	6,431	6,357
Investing activities
Change in restricted cash and investments	8,538	(2,431)	(2,657)
Net cash provided by (used in) investing activities	8,538	(2,431)	(2,657)
Financing activities
Repayment of debt	(4,335)	(4,000)	(3,700)
Net cash used in financing activities	(4,335)	(4,000)	(3,700)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 3,641	$ 3,969	$ 4,273